Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Summary of Disclosing Information Relating to Tax Expenses

	For the years ended
€ thousand	December 31, 2022	December 31, 2021
Loss before taxes	-73,806	-43,686
Expected taxes applying the domestic tax rate of 27.725% (previous year: 27.725%)	-20,463	-12,112
Foreign tax rate differential	-19	-85
Tax effect of expenses that are not deductible for tax purposes / tax adjustments	267	192
Tax effect from losses incurred in the current year and deductible temporary differences for which no deferred taxes were recognized	18,160	15,650
Recognition of previously unrecognized deferred tax assets from deductible temporary differences and on loss carryforwards and reversal of deductible temporary differences / utilization of loss carryforwards for which no deferred taxes were previously recognized	-448	0
Write-up/-down of deferred tax assets	451	-2,123
Effect of equity-settled share-based payments	1,629	233
Other	399	37
Tax expense for the fiscal year	-24	1,791

Summary of Balances of Deferred Tax Assets and Liabilities
Balance of deferred tax assets and liabilities:

	Dec. 31, 2022		Dec. 31, 2021		Jan. 1 – Dec. 31, 2022	Jan. 1 – Dec. 31, 2021
€ thousand	Deferred tax assets	Deferred tax liabilities	Deferred tax assets	Deferred tax liabilities	Changes recognized in profit or loss
Intangible assets	12	4,901	1	5,419	529	-486
Leases	29	0	2	0	27	8
Property, plant, and equipment	292	0	101	0	191	59
Other non-financial assets	0	48	0	0	-48	0
Inventories	0	121	79	0	-200	71
Provisions	56	1	110	23	-32	82
Other financial and non-financial liabilities	0	273	0	22	-251	-28
Tax loss carryforwards and tax credits	3,187	0	3,380	0	-193	-1,497
Offsetting	-3,577	-3,577	-3,673	-3,673	0	0
Total	0	1,767	0	1,791	24	-1,791